Fees and Expenses - VALUE LINE ASSET ALLOCATION FUND INC	Apr. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Institutional Class
Management Fees	0.64%	0.64%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.17%	0.18%
Total Annual Fund Operating Expenses	1.06%	0.82%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Investor Class	$108	$337	$585	$1,294
Institutional Class	$84	$262	$455	$1,014

Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Investor Class	$108	$337	$585	$1,294
Institutional Class	$84	$262	$455	$1,014

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%